Long-Term Debt - Schedule of Long - Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Total Sale and Leaseback Agreements	$ 213,867	$ 87,313
Total borrowings	768,492
Less: Current portion of long-term debt	(147,567)	(145,276)
Less: Deferred financing costs (r)	(6,970)	(7,042)	$ (10,750)
Sale and Leaseback Agreement Minsheng - $178,000 (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	173,688	44,500
Sale and Leaseback Agreement CMBFL - $120,000 (n) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	40,179	42,813
Total Credit Facilities [Member]
Line of Credit Facility [Line Items]
Total borrowings	554,625	603,786
Non-current portion of Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Total borrowings	768,492	691,099
Less: Current portion of long-term debt	(128,500)	(136,559)
Less: Current portion of Sale and Leaseback Agreements (m,n,o,p)	(19,067)	(8,717)
Less: Deferred financing costs (r)	(6,970)	(7,042)
Non-current portion of Long-Term Debt	613,955	538,781
UBS Credit Facility (a) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	85,000	(0)
2024 Senior Secured Term Loan Facility (b) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	264,000	288,000
2027 Secured Notes (c) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	205,625	231,875
Macquarie loan (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	23,500
E.SUN, MICB, Cathay, Taishin Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	8,300
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ (0)	$ 52,111